INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Investment income	$16	$48	$91	$428
Fee revenue	143	62	211	136
Dividend income	20	25	28	33
Interest income and other	32	23	70	47
Other	13	—	13	—
Total investment and other revenue	$224	$158	$413	$644